Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Stock-Based Compensation [Line Items]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of June 30, 2025:

	Six months ended on
	June 30, 2025
	Number of Options	Weighted- Average Exercise price
Options outstanding as of December 31, 2024	10,569,170	$1.07
Granted during the period	1,689,425	$2.31
Exercised during the period	(476,431)	$0.81
Forfeited during the period	(16,563)	$2.10
Options outstanding as of June 30, 2025	11,765,601	$1.26
Options exercisable as of June 30, 2025	9,934,550	$1.04

Schedule of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding as of June 30, 2025:

Outstanding as of June 30, 2025					Exercisable as of June 30, 2025
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,166,342	3.78	0.80	16,788	9,146,842	3.77	0.80	16,754
$1.87	3,313	5.53	1.87	3	3,313	5.53	1.87	3
$2.10-$2.13	55,710	6.25	2.13	28	13,928	6.25	2.13	7
$2.27	1,177,500	6.99	2.27	424	-	-	-	-
$2.39-$2.41	937,194	6.09	2.40	215	428,595	5.73	2.39	101
$4.99	196,625	4.55	4.99	-	147,955	4.55	4.99	-
$5.36	140,000	5.36	4.00	-	105,000	5.36	4.00	-
$7.58	85,380	3.55	7.58	-	85,380	3.55	7.58	-
$9.07	3,537	3.46	9.07	-	3,537	3.46	9.07	-

Schedule of Fair Value of Stock-Based Compensation Awards

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30, 2025	For the six months ended on June 30, 2024
Expected term	4-5	4-5
Expected volatility	59.63%-63.35%	58.56%
Expected dividend rate	0%	0%
Risk-free rate	3.73%-4.36%	3.85%-3.92%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Cost of revenue	37	88	10	44
Research and development	229	441	94	218
Sales and marketing	84	490	26	241
General and administrative	311	563	148	187
Total stock-based compensation	661	1,582	278	690

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of June 30, 2025, as well as changes during the period of nine months ended June 30, 2025:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,827,092	$3.13
Granted during the period	4,583,634	$2.15
Vested during the period	(2,515,132)	$3.15
Forfeited during the period	(250,725)	$2.71
Outstanding at the end of the period	10,644,869	$2.72

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Cost of revenue	459	386	236	199
Research and development	3,525	2,957	1,789	1,512
Sales and marketing	1,976	1,489	807	762
General and administrative	1,319	1,085	664	572
Total stock-based compensation-RSUs	7,279	5,917	3,496	3,045